RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Lease payments per month during the period	$ 15,550	$ 15,300	$ 15,300
Ary City AG, LLC [Member]
Purchased of goods			227,365
Third-party supplier			78,976
Accounts payable			121,470
Non-operating income			$ 42,494